Annual Total Returns - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - Fidelity SAI Japan Stock Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	May 27, 2021
Fidelity SAI Japan Stock Index Fund
Bar Chart Table:
Annual Return 2022	(17.03%)